Goodwill and Intangibles - Schedule of Estimated Aggregate Annual Amortization (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
2014		$ 2,659
Remainder of 2014	2,035
2015	2,543	2,456
2016	2,199	2,113
2017	1,610	1,524
2018	1,399	1,313
Thereafter	$ 3,765	$ 3,335